CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details Textual)									12 Months Ended
	Aug. 15, 2018 USD ($) $ / shares shares	Mar. 21, 2018 $ / shares shares	Jan. 09, 2018 USD ($) $ / shares shares	Dec. 22, 2017 USD ($) $ / shares shares	Dec. 21, 2017 USD ($) $ / shares shares	Dec. 19, 2016 $ / shares shares	Oct. 12, 2015 USD ($)	Oct. 12, 2015 USD ($) shares	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Aug. 15, 2018 CNY (¥)
Common Stock, Par or Stated Value Per Share | $ / shares						$ 1
Stockholders' Equity Note, Stock Split						a 180 for 1 forward stock split whereby every authorized, issued and outstanding ordinary shares was exchanged for 180 new ordinary shares
Common Stock, Shares Authorized | shares						9,000,000			50,000,000	50,000,000
Proceeds from Issuance of Private Placement					$ 100,000
Stock Issued During Period, Shares, New Issues | shares		30,000			16,666
Shares Issued, Price Per Share | $ / shares	$ 2.82				$ 6.00
Fair Value Assumption Market Price | $ / shares		$ 5.88
Company Indebted Amount	$ 9,242,676											¥ 64,079,472
Restricted Ordinary Shares Issued | shares	3,280,525
Percentage of Average Closing Bid price	75.00%											75.00%
Proceeds from Contributions from Affiliates									$ 1,980,934
Private Placement [Member]
Proceeds from Issuance of Private Placement			$ 500,000	$ 420,000
Stock Issued During Period, Shares, New Issues | shares			62,500	70,000
Shares Issued, Price Per Share | $ / shares			$ 8.00	$ 6.00
Holding One [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest									65.92%
Holding One [Member] | HUANG Jian Cong [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest								45.00%	43.05%
WANG Jian Di [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest							10.00%		1.09%
WANG Ming Jie [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest									10.89%
WANG Guo Lin [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest									10.89%
WANG Yang Ming [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest								5.00%
Parent Company [Member]
Number Of Shares Transferred | shares								9,000,000
Due from Related Parties							$ 50,000	$ 50,000
Common Stock, Par or Stated Value Per Share | $ / shares						$ 1			$ 0	$ 0
Stockholders' Equity Note, Stock Split						a 180 for 1 forward stock split whereby every authorized, issued and outstanding ordinary shares was exchanged for 180 new ordinary shares
Common Stock, Shares Authorized | shares						9,000,000			50,000,000	50,000,000
Payments of Distributions to Affiliates									$ 677,863	$ 5,581,999	$ 0
Proceeds from Contributions from Affiliates									1,980,934
Parent Company [Member] | ZK International [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest								100.00%
Parent Company [Member] | ZK Pipe [Member]
Payments of Distributions to Affiliates									$ 677,863
Parent Company [Member] | WANG Jian Di [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest								10.00%
Parent Company [Member] | WANG Ming Jie [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest								20.00%
Parent Company [Member] | WANG Guo Lin [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest								20.00%
Parent Company [Member] | HUANG Cong [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest								45.00%